RECLAMATION BONDS (Tables)	12 Months Ended
Dec. 31, 2019
Reclamation Bonds [Abstract]
Disclosure of detailed information about reclamation bonds [Table Text Block]
	December 31, 2019	December 31, 2018
U.S.A - various properties	$680	$425
Sweden - various properties	42	13
Turkey - various properties	10	6
Total	$732	$444